Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO		Average Summary Compensation Table Total for Other NEOs (7)	Average Compensation Actually Paid to Other NEOs		Cumulative TSR	Peer Group Cumulative TSR (8)	Net Income	Earnings Per Share
2022	$1,239,301	$1,215,361	(1)	$611,686	$600,535	(2)	119.90	99.06	$63,351,000	$2.97
2021	1,302,851	1,479,964	(3)	628,013	687,631	(4)	115.02	119.74	62,895,000	2.88
2020	1,293,219	1,158,370	(5)	429,997	315,444	(6)	85.71	87.20	56,152,000	2.53

Named Executive Officers, Footnote [Text Block]	The Named Executives, other than the CEO (the "Other NEOs"), for 2022 were: Gavin Mohr, Patrick Ervin, Stephanie Kimball and Joel Rahn.	The Other NEOs for 2021 were: Gavin Mohr, Patrick Ervin, Stephanie Kimball and Joel Rahn.	The Other NEOs for 2020 were: Gavin Mohr, Patrick Ervin, Stephanie Kimball, Dennis Mack, Robert Shuster and Stephen Erickson.
PEO Total Compensation Amount	$ 1,239,301	$ 1,302,851	$ 1,293,219
PEO Actually Paid Compensation Amount	$ 1,215,361	$ 1,479,964	$ 1,158,370
Adjustment To PEO Compensation, Footnote [Text Block]	Reflects the following adjustments to Mr. Kessel's total compensation for 2022, as reflected in the Summary Compensation Table above:
a.Subtracted $282,638, the aggregate grant date fair value of stock awards granted in 2022.
b.Added (Subtracted):
i.$258,826, the year-end fair value of awards granted during 2022 that remain outstanding and unvested at December 31, 2022;
ii.$(3,876), the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2022 that remain outstanding and unvested at December 31, 2022; and
iii.$3,748, the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2022 that vested in 2022.
Reflects the following adjustments to Mr. Kessel's total compensation for 2021, as reflected in the Summary Compensation Table above:
a.Subtracted $272,223, the aggregate grant date fair value of stock awards granted in 2021.
b.Added:
i.$311,895, the year-end fair value of awards granted during 2021 that remain outstanding and unvested at December 31, 2021;
ii.$112,002, the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2021 that remain outstanding and unvested at December 31, 2021; and
iii.$25,439, the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2021 that vested in 2021.
Reflects the following adjustments to Mr. Kessel's total compensation for 2020, as reflected in the Summary Compensation Table above:
a.Subtracted $257,400, the aggregate grant date fair value of stock awards granted in 2020.
b.Added (Subtracted):
i.$202,889, the year-end fair value of awards granted during 2020 that remain outstanding and unvested at December 31, 2020;
ii.$(80,339), the change in the year-end fair value (from the prior year-end fair value) of awards granted prior to 2020 that remain outstanding and unvested at December 31, 2020; and
iii.$1, the change in the vesting date fair value (from the prior year-end fair value) of awards granted prior to 2020 that vested in 2020.

Non-PEO NEO Average Total Compensation Amount	$ 611,686	$ 628,013	$ 429,997
Non-PEO NEO Average Compensation Actually Paid Amount	$ 600,535	$ 687,631	$ 315,444
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reflects the following adjustments to the average of the Other NEOs' total compensation for 2022, as reflected in the Summary Compensation Table above:
a.Subtracted $125,959, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2022.
b.Added (Subtracted):
i.$115,476, the average year-end fair value of awards granted during 2022 that remain outstanding and unvested at December 31, 2022;
ii.$(1,540), the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2022 that remain outstanding and unvested at December 31, 2022; and
iii.$872, the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2022 that vested in 2022.
Reflects the following adjustments to the average of the Other NEOs' total compensation for 2021, as reflected in the Summary Compensation Table above:
a.Subtracted $126,473, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2021.
b.Added:
i.$145,831, the average year-end fair value of awards granted during 2021 that remain outstanding and unvested at December 31, 2021;
ii.$25,276, the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2021 that remain outstanding and unvested at December 31, 2021; and
iii.$14,983, the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2021 that vested in 2021.
Reflects the following adjustments to the average of the Other NEOs' total compensation for 2020, as reflected in the Summary Compensation Table above:
a.Subtracted $81,195, the average aggregate grant date fair value of stock awards granted to the Other NEOs in 2020.
b.Added (Subtracted):
i.$51,749, the average year-end fair value of awards granted during 2020 that remain outstanding and unvested at December 31, 2020;
ii.$(26,396), the change in the average year-end fair value (from the average prior year-end fair value) of awards granted prior to 2020 that remain outstanding and unvested at December 31, 2020; and
iii.$(14,600), the change in the average vesting date fair value (from the average prior year-end fair value) of awards granted prior to 2020 that vested in 2020.
c.Subtracted $(44,110), the prior year-end fair value of awards that were forfeited during 2020.
			The 2020 Other NEO compensation is lower relative to 2021 and 2022 due to certain retirements and terminations of certain Other NEOs during that year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The peer group for each year presented is the Nasdaq Bank Stock Index.
Total Shareholder Return Amount	$ 119.90	$ 115.02	$ 85.71
Peer Group Total Shareholder Return Amount	99.06	119.74	87.20
Net Income (Loss)	$ 63,351,000	$ 62,895,000	$ 56,152,000
Company Selected Measure Amount | $ / shares	2.97	2.88	2.53
PEO Name	Mr. Kessel
PEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (282,638)	$ (272,223)	$ (257,400)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	258,826	311,895	202,889
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,876)	112,002	(80,339)
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,748	25,439	1
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency ratio
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing assets to total assets
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Deposit balance growth
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Deposit account growth
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (125,959)	(126,473)	(81,195)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,476	145,831	51,749
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,540)	25,276	(26,396)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 872	$ 14,983	(14,600)
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (44,110)